Long-Term Debt	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Long-Term Debt
LONG-TERM DEBT
Long-term debt at December 31 is summarized as follows:

(Dollars in thousands)	2018	2017
IBERIABANK:
Federal Home Loan Bank advances, 0.864% to 7.040%	$986,027	$1,331,579
Notes payable - Investment fund contribution, 7 to 35 year term, 1.28% to 6.82% fixed, 7 to 30 year term, 1.28% to 6.82% fixed, respectively	60,014	44,146
	1,046,041	1,375,725
IBERIABANK Corporation (junior subordinated debt):
Statutory Trust I, 3 month LIBOR (1), plus 3.25%, issued November 2002	10,310	10,310
Statutory Trust II, 3 month LIBOR (1), plus 3.15%, issued June 2003	10,310	10,310
Statutory Trust III, 3 month LIBOR (1), plus 2.00%, issued September 2004	10,310	10,310
Statutory Trust IV, 3 month LIBOR (1), plus 1.60%, issued October 2006	15,464	15,464
American Horizons Statutory Trust I, 3 month LIBOR (1), plus 3.15%, assumed January 2005	6,186	6,186
Statutory Trust V, 3 month LIBOR (1), plus 1.435%, issued June 2007	10,310	10,310
Statutory Trust VI, 3 month LIBOR (1), plus 2.75%, issued November 2007	12,372	12,372
Statutory Trust VII, 3 month LIBOR (1), plus 2.54%, issued November 2007	13,403	13,403
Statutory Trust VIII, 3 month LIBOR (1), plus 3.50%, issued March 2008	7,217	7,217
OMNI Trust I, 3 month LIBOR (1), plus 3.30%, assumed May 2011	8,248	8,248
OMNI Trust II, 3 month LIBOR (1), plus 2.79%, assumed May 2011	7,732	7,732
GA Commerce Trust II, 3 month LIBOR (1), plus 1.64%, assumed May 2015	8,248	8,248
	120,110	120,110
	$1,166,151	$1,495,835

(1)	The interest rate on the Company’s long-term debt indexed to LIBOR is based on the 3-month LIBOR rate. The 3-month LIBOR rate was 2.81% and 1.69% at December 31, 2018 and 2017, respectively.
Outstanding FHLB advances are a mix of bullet and amortizing structures. Amortizing FHLB advances are amortized over periods ranging from 1.3 to 20.1 years, and have a balloon feature at maturity. Advances are collateralized by a blanket pledge of eligible loans, subject to contractual adjustments which reduce the borrowing base, as well as a secondary pledge of FHLB stock and FHLB demand deposits, the amount of which can exceed the amounts borrowed based on contractually required adjustments. Total additional FHLB advances for both short-term borrowings and long-term debt at December 31, 2018 were $7.0 billion under the blanket floating lien including $1.9 billion from pledges of investment securities. The weighted average advance rate was 2.15% and 1.48% at December 31, 2018 and 2017, respectively.
Junior subordinated debt consists of a total of $120.1 million in Junior Subordinated Deferrable Interest Debentures of the Company issued to statutory trusts that were funded by the issuance of floating rate capital securities of the trusts. The terms of the junior subordinated debt are 30 years, and they are callable at par by the Company any time after 5 years. Interest is payable quarterly and may be deferred at any time at the election of the Company for up to 20 consecutive quarterly periods. During a deferral period, the Company is subject to certain restrictions, including being prohibited from declaring and paying dividends to its common shareholders.

Advances and long-term debt at December 31, 2018 have maturities or call dates in future years as follows:

(Dollars in thousands)
2019	$309,116
2020	233,465
2021	125,255
2022	10,581
2023	58,762
2024 and thereafter	428,972
$1,166,151